FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         December 31, 2005

Check here if Amendment [   ]; Amendment Number:_____

   This Amendment (Check only one.):             [   ] is a restatement.
                                                 [   ] adds new holding
                                                       entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:        28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald Sadoff
Title:            Managing Member
Phone:            (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff     Milwaukee, Wisconsin     2/1/06
-----------------     ---------------------   ---------
   (Signature)           (City/State)          (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             60

Form 13F Information Table Value Total:       $229,031
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE





                                        SADOFF INVESTMENT MANAGEMENT LLC
                                                    FORM 13F
                                                   31-DEC-05

                                                                                               VOTING AUTHORITY
                               TITLE          CUSIP     VALUE    SHARES/ SH/ PUT/ INVSTMT OTHR -----------------
NAME OF ISSUER                 OF CLASS       NUMBER    (X$1000) PRN AMT PRN CALL DSCRETN MGRS SOLE    SHRD NONE
------------------------       ---------      --------- -------- ------- --- ---- ------- ---- ------- ---- ----
AMEREN CORP.                   COM            023608102      203    3,962 SH       Sole          3,962
BAUSCH & LOMB INC.             COM            071707103    6,888  101,450 SH       Sole        101,450
BIOMET INC.                    COM            090613100    5,124  140,120 SH       Sole        140,120
BROWN SHOE CO.                 COM            115736100    5,959  140,433 SH       Sole        140,433
C.R. BARD INC.                 COM            067383109   11,862  179,946 SH       Sole        179,946
CATERPILLAR INC.               COM            149123101    9,954  172,298 SH       Sole        172,298
CHEMTURA CORP.                 COM            163893100    5,942  467,905 SH       Sole        467,905
CITIGROUP                      COM            172967101      236    4,854 SH       Sole          4,854
CITIZENS BANKING               COM            174420109      222    8,000 SH       Sole          8,000
CRANE COMPANY                  COM            224399105    5,356  151,850 SH       Sole        151,850
CUMMINS INC.                   COM            231021106    8,834   98,450 SH       Sole         98,450
DOW CHEMICAL                   COM            260543103    4,923  112,348 SH       Sole        112,348
EATON CORP.                    COM            278058102    8,552  127,470 SH       Sole        127,470
EATON VANCE INSURED MUNI       COM            27827X101    1,173   77,300 SH       Sole         77,300
EXELON CORPORATION             COM            30161N101      516    9,702 SH       Sole          9,702
EXXON MOBIL CORP.              COM            30231G102      553    9,840 SH       Sole          9,840
FEDERATED STORES               COM            31410H101    5,708   86,051 SH       Sole         86,051
FOOT LOCKER INC.               COM            344849104    4,731  200,553 SH       Sole        200,553
GENERAL ELEC CO.               COM            369604103      538   15,353 SH       Sole         15,353
GENERAL MILLS                  COM            370334104   11,751  238,252 SH       Sole        238,252
HERSHEY COMPANY                COM            427866108    2,789   50,476 SH       Sole         50,476
HOME DEPOT                     COM            437076102      239    5,901 SH       Sole          5,901
IDEX CORP.                     COM            45167R104    7,359  179,003 SH       Sole        179,003
JC PENNEY                      COM            708160106   11,985  215,559 SH       Sole        215,559
JOHNSON & JOHNSON              COM            478160104      323    5,378 SH       Sole          5,378
KELLOGG CO.                    COM            487836108   13,326  308,329 SH       Sole        308,329
LUCENT TECHNOLOGIES            COM            549463107       48   17,996 SH       Sole         17,996
MARSHALL & ILSLEY              COM            571834100      291    6,750 SH       Sole          6,750
MCCORMICK & CO.                COM            579780206    9,530  308,228 SH       Sole        308,228
MEDTRONIC INC.                 COM            585055106      269    4,675 SH       Sole          4,675
MICROSOFT                      COM            594918104      229    8,759 SH       Sole          8,759
MORGAN STANLEY INSURED MUNI    INSD MUN TR    61745P866      902   65,800 SH       Sole         65,800
MOTOROLA INC.                  COM            620076109    1,585   70,142 SH       Sole         70,142
MSDW QUALITY MUNI INCOME       QUALT MUN INCM 61745P734      602   43,200 SH       Sole         43,200
MUNIYIELD INSURED              COM            62630E107    1,144   76,046 SH       Sole         76,046
MUNIYIELD QUALITY FUND INC.    COM            626302103      369   25,300 SH       Sole         25,300
NIKE INC.                      COM            654106103   10,334  119,064 SH       Sole        119,064
NORDSTROM INC.                 COM            655664100   13,417  358,741 SH       Sole        358,741
NUVEEN INSD DIVID ADVANTAGE MU COM            67071L106      450   31,900 SH       Sole         31,900
NUVEEN INSURED MUNI OPPORTUNIT COM            670984103    1,160   80,346 SH       Sole         80,346
NUVEEN INSURED PREMIUM MUNI    COM            6706D8104      603   47,700 SH       Sole         47,700
NUVEEN INSURED QUALITY MUNI    COM            67062N103      506   34,200 SH       Sole         34,200
PEPSICO                        COM            713448108      208    3,515 SH       Sole          3,515
PROCTER & GAMBLE               COM            742718109      384    6,637 SH       Sole          6,637
PROGRESS ENERGY                COM            743263105      932   21,213 SH       Sole         21,213
REEBOK INTL                    COM            758110100    8,559  146,984 SH       Sole        146,984
RPM INTL INC.                  COM            749685103    3,645  209,825 SH       Sole        209,825
SAKS INC.                      COM            79377W108    3,938  233,545 SH       Sole        233,545
SMUCKERS JM                    COM            832696405    5,954  135,328 SH       Sole        135,328
SOUTHERN CO.                   COM            842587107      545   15,789 SH       Sole         15,789
ST JUDE MEDICAL                COM            790849103   13,072  260,396 SH       Sole        260,396
STRIDE RITE CORP.              COM            863314100      378   27,912 SH       Sole         27,912
TOYOTA MOTOR ADR               SP ADR REP2COM 892331307      209    2,000 SH       Sole          2,000
VARIAN MEDICAL                 COM            92220P105    6,122  121,608 SH       Sole        121,608
WALGREENS                      COM            931422109      238    5,372 SH       Sole          5,372
WELLPOINT INC.                 COM            94973V107      507    6,350 SH       Sole          6,350
WELLS FARGO & COMPANY          COM            949746101      210    3,336 SH       Sole          3,336
WISCONSIN ENERGY               COM            976657106      516   13,217 SH       Sole         13,217
WPS RESOURCES                  COM            92931B106      348    6,300 SH       Sole          6,300
WRIGLEY WM JR CO.              COM            982526105    6,781  101,991 SH       Sole        101,991
REPORT SUMMARY                 60                        229,031